Earnings per share (Details 1) - Diluted [Member] $ / shares in Units, shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022 ARS ($) shares	Jun. 30, 2022 $ / shares	Jun. 30, 2020 USD ($) $ / shares shares
Statement [Line Items]
Profit for the year from continuing operations attributable to equity holders of the parent	$ 37,088		$ 17,106
Profit for the year from discontinued operations attributable to equity holders of the parent	0		(7,428)
Profit for the year per share attributable to equity holders of the parent	$ 37,088		$ 9,678
Weighted average number of ordinary shares outstanding | shares	695		515
Diluted earnings per share | $ / shares		$ 53.36	$ 18.80